Property, Plant and Equipment - Summary of Depreciations Charges (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	€ 17,514	€ 14,946	€ 9,448
Cost of sales [member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	1,245	252
Research and development costs [member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	10,892	10,102	7,311
Selling General And Administrative Expense [Member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	€ 5,377	€ 4,592	€ 2,137